UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jetstream Capital LLC
Address: 12 Cadillac Drive
         Suite 280
         Brentwood, TN  37027

13F File Number:  028-11595

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Beth Peters
Title:     Chief Financial Officer
Phone:     615-425-3400

Signature, Place, and Date of Signing:

 /s/     Beth Peters     Brentwood, TN     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    50

Form 13F Information Table Value Total:    $5,524,310 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3-D SYS CORP DEL               COM NEW          88554d205     3628    68000 SH       SOLE                        0        0    68000
AFFYMAX INC                    COM              00826a109     5412   285000 SH       SOLE                        0        0   285000
ALLIANCE DATA SYSTEMS CORP     COM              018581108     2895    20000 SH       SOLE                        0        0    20000
ALTISOURCE PORTFOLIO SOLNS S   REG SHS          l0175j104     2600    30000 SH       SOLE                        0        0    30000
AMAZON COM INC                 COM              023135106     4641    18500 SH       SOLE                        0        0    18500
AMC NETWORKS INC               CL A             00164v103     2129    43000 SH       SOLE                        0        0    43000
APPLE INC                      COM              037833100    63861   120000 SH       SOLE                        0        0   120000
APPLE INC                      COM              037833100   117077   220000 SH  CALL SOLE                        0        0   220000
ARUBA NETWORKS INC             COM              043176106     2385   115000 SH       SOLE                        0        0   115000
ASPEN TECHNOLOGY INC           COM              045327103     3317   120000 SH       SOLE                        0        0   120000
BANK OF AMERICA CORPORATION    COM              060505104    33089  2850000 SH  CALL SOLE                        0        0  2850000
BOFI HLDG INC                  COM              05566u108     1808    65000 SH       SOLE                        0        0    65000
CF INDS HLDGS INC              COM              125269100     5079    25000 SH  CALL SOLE                        0        0    25000
CINEMARK HOLDINGS INC          COM              17243v102     1559    60000 SH       SOLE                        0        0    60000
COMCAST CORP NEW               CL A SPL         20030n200     5316   148000 SH       SOLE                        0        0   148000
COMCAST CORP NEW               CL A SPL         20030n200    14368   400000 SH  CALL SOLE                        0        0   400000
COMPUTER SCIENCES CORP         COM              205363104    21627   540000 SH       SOLE                        0        0   540000
CORELOGIC INC                  COM              21871d103     5384   200000 SH       SOLE                        0        0   200000
DELEK US HLDGS INC             COM              246647101     2912   115000 SH       SOLE                        0        0   115000
DELTA AIR LINES INC DEL        COM NEW          247361702     7122   600000 SH       SOLE                        0        0   600000
DISCOVER FINL SVCS             COM              254709108     6534   169500 SH       SOLE                        0        0   169500
EXPEDIA INC DEL                COM NEW          30212p303     4116    67000 SH       SOLE                        0        0    67000
FOOT LOCKER INC                COM              344849104      482    15000 SH       SOLE                        0        0    15000
FUSION-IO INC                  COM              36112j107     5411   236000 SH       SOLE                        0        0   236000
GILEAD SCIENCES INC            COM              375558103     3305    45000 SH       SOLE                        0        0    45000
GOLDMAN SACHS GROUP INC        COM              38141g104    11480    90000 SH       SOLE                        0        0    90000
GREEN MTN COFFEE ROASTERS IN   COM              393122106     8599   208000 SH       SOLE                        0        0   208000
JPMORGAN CHASE & CO            COM              46625h100     3342    76000 SH       SOLE                        0        0    76000
LINKEDIN CORP                  COM CL A         53578a108     3100    27000 SH       SOLE                        0        0    27000
MERCK & CO INC NEW             COM              58933y105     3603    88000 SH       SOLE                        0        0    88000
MERCK & CO INC NEW             COM              58933y105    49128  1200000 SH  CALL SOLE                        0        0  1200000
MICHAEL KORS HLDGS LTD         SHS              g60754101     3164    62000 SH       SOLE                        0        0    62000
MOVADO GROUP INC               COM              624580106     3068   100000 SH       SOLE                        0        0   100000
NETSUITE INC                   COM              64118q107     3365    50000 SH       SOLE                        0        0    50000
NORDSTROM INC                  COM              655664100     2408    45000 SH       SOLE                        0        0    45000
OCWEN FINL CORP                COM NEW          675746309     3390    98000 SH       SOLE                        0        0    98000
ON ASSIGNMENT INC              COM              682159108     2332   115000 SH       SOLE                        0        0   115000
POLARIS INDS INC               COM              731068102     3114    37000 SH       SOLE                        0        0    37000
RACKSPACE HOSTING INC          COM              750086100     2971    40000 SH       SOLE                        0        0    40000
RESMED INC                     COM              761152107     2286    55000 SH       SOLE                        0        0    55000
SELECT SECTOR SPDR TR          SBI INT-FINL     81369y605    29502  1800000 SH       SOLE                        0        0  1800000
SELECT SECTOR SPDR TR          SBI INT-FINL     81369y605   327800 20000000 SH  CALL SOLE                        0        0 20000000
SHERWIN WILLIAMS CO            COM              824348106     6153    40000 SH       SOLE                        0        0    40000
SPDR S&P 500 ETF TR            TR UNIT          78462f103  4699530 33000000 SH  CALL SOLE                        0        0 33000000
STEWART INFORMATION SVCS COR   COM              860372101     4550   175000 SH       SOLE                        0        0   175000
TEREX CORP NEW                 COM              880779103     9810   349000 SH       SOLE                        0        0   349000
TESORO CORP                    COM              881609101     4229    96000 SH       SOLE                        0        0    96000
THOR INDS INC                  COM              885160101     4005   107000 SH       SOLE                        0        0   107000
ULTIMATE SOFTWARE GROUP INC    COM              90385d107     3918    41500 SH       SOLE                        0        0    41500
ZALE CORP NEW                  COM              988858106     3406   828600 SH       SOLE                        0        0   828600